Investment Strategy - Cultivar ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange traded fund (“ETF”) that seeks to build a portfolio of approximately 50 to 100 securities across a broad spectrum of market capitalizations and sectors.

The Fund may at times take larger positions (greater than 5%) in certain holdings and/or sectors when its research and valuation models indicate that such investments are appropriate. As a result, the Fund will operate as a “non-diversified” fund, which means it can invest in fewer securities at any one time than a diversified fund.

To achieve its investment objective, the Fund invests primarily in equity securities traded on U.S. exchanges of any size that the Fund’s investment adviser, Cultivar Capital, Inc. (the “Adviser”), believes are under-valued, or under-appreciated, by other participants in the broader equity market. In selecting securities for the Fund, the Adviser screens on an ongoing basis the Fund’s investment universe seeking such securities using an initial valuation assessment that is primarily quantitative, based on cash flow. The Adviser’s discounted cash flow model uses several key inputs to assess each security’s estimated intrinsic value. The key inputs include a conservative annual cash flow assumption, a desired rate of return, and an average growth rate for the security as implied by the market historically. Intrinsic value is a concept that refers to what the Adviser estimates a company is “really” worth. The Adviser generally purchases companies when they are at a 20 to 40 percent discount to their calculated intrinsic value. The securities considered in the Fund’s investment universe include common stock, depositary receipts traded on U.S. exchanges that represent ownership of a foreign company but offer the liquidity and ease of accessibility provided by a U.S. exchange, and real estate investment trusts (“REITs”).

Following the initial quantitative process, individual securities that appear to have discounted valuations go through a multi-layered review within the Adviser’s portfolio management team, first by an Investment Sub-Committee and then the full Investment Committee, which each makes a fuller assessment of the company’s valuation and thus its future investment return prospects. This process sets a buy and sell target for each security. The buy target price will be set at some discount to the assessed intrinsic value for each security based on the portfolio management team’s overall analysis. In setting this discounted buy price, an assessment is made of the security’s relative risk and uncertainty of its future cash flows.

The sell target price for a security may be at the higher end of this range because the Adviser expects the calculated quantitative value of such companies to move higher as more current financial information becomes available. Conversely, the sell target price for a security may be set to the lower end of the quantitative fair value range because it is deemed more volatile, less certain in its financial outcome, or was purchased at a more significant discount initially, all of which might call for an earlier exit upon reaching a reasonable rate of return on the security.

Once the buy and sell target prices are set on securities by the portfolio management team, they are monitored on an ongoing basis and inform the individual security acquisition and divestiture process. The Adviser will seek to identify for the Fund’s portfolio a broad group of securities with sufficient discounted valuation to offer good upside appreciation potential and/or dividend yield. The above process outlines the core of the bottom-up portion of the Adviser’s process.

Consideration is also given by the Adviser to top-down, macro valuation factors, including sector diversification. The Adviser maintains several fundamental market valuation metrics and investment sentiment metrics that it looks to in order to make its assessment of the overall macro outlook for equity markets. If the Adviser deems there to be broader risk of a market downturn, then it may overweight sectors or securities it deems to be less exposed to such risk, including maintaining additional cash or cash equivalents. Alternatively, if the Adviser feels the equity market is discounted at the macro level, then it may increase exposure to areas expected to rebound more quickly and would likely hold less cash and cash equivalents.

In addition to the above macro assessment, the Adviser will seek to invest in various sectors when building the Fund’s portfolio and endeavor to maintain exposure to multiple sectors during most market environments. However, the Fund may over or under weight particular sectors or securities depending on the Adviser’s assessment of valuation of the overall market at a particular point in time based on its broad macro market analysis discussed above.

Generally, the Adviser expects to exercise patience in its decision to add or exit individual security positions. The Adviser will add to an individual position when it declines within range of the Adviser’s desired discounted valuation. Once an individual position is in the portfolio, the Adviser anticipates holding the position until it appreciates to its desired sell target, which is grounded in its quantitative analysis and investment committee decision-making process. In most instances, the appreciation of an individual position to its sell target can take some time to occur as market participants recognize, over time, the under-valued nature of the position and drive up its price. Therefore, the Adviser anticipates that the portfolio will have fairly low to moderate turnover in its individual positions.

In summary, the Adviser’s investment approach is a blend of both bottom-up and top-down analysis: the bottom-up approach informs the individual security selection, while top-down factors guide the sector tilts and the potential need to retain additional cash or cash equivalents.